Related party transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related party Transactions
Summary of warrants offered

Name	Title	Number of 2020 subscription rights offered	Number of 2020 RSUs accepted
Onno van de Stolpe	Chief Executive Officer	85,000	18,317
Piet Wigerinck	Chief Scientific Officer	40,000	12,080
Bart Filius	Chief Operating Officer; Chief Financial Officer	50,000	12,600
Andre Hoekema	Chief Business Officer	30,000	832
Walid Abi-Saab	Chief Medical Officer	40,000	12,080
Michele Manto	Chief Commercial Officer	30,000	5,920